FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	04-2835488
Plan number	002
Notes Receivable from Participants	$ 138,231,078
Total	$ 4,723,291,318
Investment, Identifier [Axis]: BlackRock Institutional Trust Company N.A., Equity Index Fund F, Units, Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:BlackrockInstitutionalTrustCompanyN.a.Member
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 1,767,860,942
Investment, Identifier [Axis]: BlackRock Institutional Trust Company N.A., MSCI ACWI ex - U.S. Index Fund F, Units, Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:BlackrockInstitutionalTrustCompanyN.a.Member
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 492,346,514
Investment, Identifier [Axis]: BlackRock Institutional Trust Company N.A., Mid Capitalization Equity Index Fund F, Units, Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:BlackrockInstitutionalTrustCompanyN.a.Member
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 252,055,360
Investment, Identifier [Axis]: BlackRock Institutional Trust Company N.A., Russell 200 Index Fund F, Units, Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:BlackrockInstitutionalTrustCompanyN.a.Member
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 27,260,948
Investment, Identifier [Axis]: BlackRock Institutional Trust Company N.A., U.S. Treasury Inflation Protected Securities Fund F, Units, Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:BlackrockInstitutionalTrustCompanyN.a.Member
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 18,355,108
Investment, Identifier [Axis]: BlackRock Institutional Trust Company N.A., US Debt Index Fund F, Units, Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:BlackrockInstitutionalTrustCompanyN.a.Member
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 242,596,704
Investment, Identifier [Axis]: BrandywineGLOBAL High Yield Fund,Shares,Mutual Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	BrandywineGLOBAL High Yield Fund
Investment type	Mutual Fund
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 4,124,663
Investment, Identifier [Axis]: Brokerage Link, Brokerage accounts
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:BrokerageLinkMember
Investment type	Self-Directed Brokerage Accounts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 107,822,211
Investment, Identifier [Axis]: Cohen amp; Steers U.S. Realty Fund Class A,Units,Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:CohenSteersU.s.RealtyFundClassMember
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 514,697
Investment, Identifier [Axis]: Columbia Dividend Income Institutional,Units,Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	Columbia Dividend Income Institutional
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 119,055,694
Investment, Identifier [Axis]: Fresenius Medical Care AG, Shares (ADRs)
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment party-in-interest	true
Investment issuer name	fms:FreseniusMedicalCareAgCo.KgaaMember
Investment type	Fresenius Medical Care AG - Shares
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 14,236,904
Investment, Identifier [Axis]: Fresenius Medical Care Stable Value Fund, Group Annuity Contract, Stable Value Separate Accounts
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment party-in-interest	true
Investment issuer name	Fresenius Stable Value Fund
Investment type	fms:EmployeeBenefitPlanGroupAnnuityContractMember
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 426,380,144
Investment, Identifier [Axis]: Fresenius T. Rowe Price Income Fund Administrative Pool Stable Value Separate Accounts
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment party-in-interest	true
Investment issuer name	fms:FreseniusT.RowePriceIncomeFundAdministrativePoolMember
Investment type	Fresenius Stable Value Separate Accounts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 519,204,028
Investment, Identifier [Axis]: FullerThaler Behavioral Small Cap Equity Fund,Shares,Mutual Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	FullerThaler Behavioral Small Cap Equity Fund Class R6
Investment type	Mutual Fund
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 166,315,192
Investment, Identifier [Axis]: GQG Partners Emerging Markets Equity CIT Fund,Units,Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:GqgPartnersEmergingMarketsEquityCitFundMember
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 54,664,439
Investment, Identifier [Axis]: Interest-Bearing Cash (Fidelity)
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment type	Interest-Bearing Cash
Current value	$ 17,906,546
Investment, Identifier [Axis]: Interest-Bearing Cash (Fidelity), Units
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:InterestBearingCashMember
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund,Shares,Mutual Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:JpmorganLargeCapGrowthFundMember
Investment type	Mutual Fund
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 135,249,843
Investment, Identifier [Axis]: Pioneer Bond Fund,Units,Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:PioneerBondFundMember
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 56,789,004
Investment, Identifier [Axis]: Schroder International Alpha Fund,Units,Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	fms:SchroderInternationalAlphaFundMember
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 67,582,951
Investment, Identifier [Axis]: T. Rowe Price International Discovery Administrative, Units, Collective Investment Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	T. Rowe Price International Discovery Administrative
Investment type	Collective Investment Funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 94,738,348
BlackRock Institutional Trust Company N.A.
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment party-in-interest	true
Current value	$ 2,800,475,576
Other
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	393,345,133
Mutual Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	305,689,698
Stable Value Separate Accounts
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	$ 945,584,172
Minimum
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loans to participants, interest rate	4.25%	4.25%
Maximum
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loans to participants, interest rate	10.75%	10.75%